PREPAYMENTS AND ADVANCES TO SUPPLIERS, NET (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Prepayments And Advance To Suppliers Net [Abstract]
Advances made to raw material suppliers	[1]	$ 6,984,783	$ 1,980,943
Advances made to construction subcontractors	[2]	3,764,954	2,828,301
Advances made for purchases of equipment		962,396	0
Prepaid consulting fees		841,216	0
Others		43,393	1,437
Subtotal		12,596,742	4,810,681
Allowance for doubtful accounts		(692,635)	(272,858)
Prepayments and advances to suppliers, net		$ 11,904,107	$ 4,537,823

[1]	The prepayments and deposits on raw materials are generally required by our suppliers for the purpose of ongoing business relationships. The prepayments and deposits are not directly associated with any specific purchase contract or any specific price but will be used to offset any accounts payable balance resulting from any specific purchase order priced at market.
[2]	Advances to construction subcontracts represents the prepayments made by the Company to our construction subcontractors at the beginning of our customer projects for the purpose of acquiring necessary construction materials, equipment and required deposits.